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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2006 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 92.7%
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURIES - 27.2%
U.S. Treasury Bonds
  4.50%                                                          02/15/36                       $ 33,100     $    31,052 (h)
  7.13%                                                          02/15/23                         47,200          58,051
  8.13%                                                          08/15/19 - 08/15/21              35,390          46,019 (f,h)
U.S. Treasury Notes
  4.13%                                                          08/15/08                          2,530           2,494 (h)
  4.25%                                                          01/15/11                         20,000          19,505 (h)
  4.38%                                                          01/31/08 - 11/15/08              61,095          60,546 (h)
  4.50%                                                          02/15/09 - 02/15/16             425,415         416,639 (h)
  4.63%                                                          02/29/08                         45,765          45,581 (h)
                                                                                                                 679,887

FEDERAL AGENCIES - 1.2%
Federal Farm Credit Bank
  3.75%                                                          01/15/09                         12,750          12,309 (f)
Federal Home Loan Mortgage Corp.
  4.75%                                                          12/08/10                         18,805          18,438 (f)
                                                                                                                  30,747

AGENCY MORTGAGE BACKED - 19.6%
Federal Home Loan Mortgage Corp.
  4.50%                                                          06/01/33 - 10/01/35              11,465          10,577
  5.00%                                                          07/01/35 - 10/01/35               7,507           7,145
  5.50%                                                          05/01/20                          1,580           1,570
  6.00%                                                          04/01/17 - 05/01/35              18,675          18,758
  6.50%                                                          01/01/27 - 12/01/34               9,857          10,054
  7.00%                                                          10/01/16 - 02/01/35               3,528           3,638
  7.50%                                                          11/01/09 - 09/01/33               2,211           2,278
  8.00%                                                          08/01/30 - 11/01/30                  17              18
  8.50%                                                          04/01/30 - 05/01/30                  58              63
  9.00%                                                          05/01/16 - 11/01/16                 337             363
Federal National Mortgage Assoc.
  4.00%                                                          05/01/19 - 06/01/19               6,103           5,715
  4.50%                                                          05/01/18 - 02/01/35              52,843          49,862
  5.00%                                                          06/01/20 - 08/01/35              20,331          19,523
  5.50%                                                          01/01/14 - 08/01/35              38,703          38,211
  6.00%                                                          02/01/14 - 08/01/35              43,842          43,981
  6.50%                                                          01/01/14 - 02/01/35              49,021          49,999
  7.00%                                                          08/01/13 - 05/01/35              16,721          17,235
  7.50%                                                          12/01/09 - 03/01/34               6,560           6,830
  8.00%                                                          12/01/11 - 11/01/33               3,721           3,948
  8.50%                                                          04/01/30 - 05/01/31                 379             408
  9.00%                                                          02/01/09 - 12/01/22               3,976           4,201
  5.00%                                                          TBA                             100,225          97,688 (b)
  5.50%                                                          TBA                              37,050          36,159 (b)
Government National Mortgage Assoc.
  4.38%                                                          05/20/21 - 04/20/24                  48              48 (g)
  4.50%                                                          08/15/33 - 09/15/34              11,799          11,106
  4.75%                                                          08/20/23 - 09/20/24                  30              31 (g)
  5.00%                                                          08/15/33                          2,779           2,693
  5.13%                                                          11/20/21 - 10/20/25                  24              24 (g)
  6.00%                                                          04/15/27 - 06/15/35               5,912           5,980
  6.50%                                                          04/15/19 - 08/15/34               8,430           8,733
  7.00%                                                          03/15/12 - 06/15/34               4,253           4,386
  7.50%                                                          11/15/22 - 10/15/33               1,483           1,556
  8.00%                                                          10/15/29 - 06/15/30                  26              29
  8.50%                                                          10/15/17                          1,076           1,151
  9.00%                                                          11/15/16 - 12/15/21               2,628           2,864
  5.50%                                                          TBA                              23,045          22,815 (b)
                                                                                                                 489,640

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.9%
Collateralized Mortgage Obligation Trust (Class B)
  6.60%                                                          11/01/18                            522             430 (c,d,f)
Federal Home Loan Mortgage Corp.
  1.90%                                                          10/15/18                          8,796             450 (e,f,g)
  2.40%                                                          12/15/30                         19,027             987 (e,f,g)
  3.74%                                                          10/15/33                          3,215           2,284 (g)
  4.50%                                                          04/15/13 - 03/15/19              18,469           1,760 (e)
  4.50%                                                          05/15/17 - 11/15/19               6,800           6,307
  4.61%                                                          12/15/33                          1,970           1,509 (g)
  5.00%                                                          01/15/11 - 12/01/34              83,615          14,093 (e)
  5.00%                                                          05/15/20 - 02/15/35              44,025          40,324 (f)
  5.50%                                                          04/15/17 - 06/15/33               8,923           1,687 (e)
  5.50%                                                          10/15/34                          4,829           4,806
  6.14%                                                          06/15/33                          8,098           7,494 (g)
  7.50%                                                          01/15/16                            899             931
  7.50%                                                          07/15/27                            110              25 (e)
  8.00%                                                          04/15/20                            359             359
  8.00%                                                          02/01/23 - 07/01/24                 312              74 (e)
 10.09%                                                         09/25/43                         30,737              401 (c,e,g)
Federal Home Loan Mortgage STRIPS
  6.07%                                                          08/01/27                             73              59 (c,d)
Federal National Mortgage Assoc.
  1.17%                                                          12/25/42                          5,820             141 (e,g)
  2.18%                                                          10/25/29                          6,913             357 (e,g)
  2.28%                                                          12/25/30                          9,265             425 (e,g)
  2.68%                                                          05/25/18                          2,713             170 (e,g)
  2.78%                                                          09/25/42                         21,224           1,751 (e,g)
  2.83%                                                          04/25/17 - 10/25/17              15,505             987 (e,g)
  2.88%                                                          08/25/16                          4,877             246 (e,g)
  3.28%                                                          06/25/42                          6,445             458 (e,g)
  4.00%                                                          02/25/28                            472             460
  4.50%                                                          05/25/18                          3,061             327 (e)
  4.50%                                                          12/25/19                          2,375           2,133
  4.56%                                                          09/25/31                          4,492           4,023 (g)
  4.75%                                                          11/25/14                          1,769             135 (e)
  5.00%                                                          02/25/11 - 02/25/32               4,468             409 (e)
  5.00%                                                          03/25/35                          3,225           2,919
  5.50%                                                          01/25/27                          4,126             503 (e)
  5.50%                                                          07/25/34 - 02/25/35               9,871           9,813 (f)
  5.75%                                                          02/25/35                          4,975           4,979
  6.00%                                                          12/25/34                          3,250           3,240
  6.50%                                                          12/25/34                          2,301           2,340
  8.00%                                                          07/25/14                          2,701           2,759
Federal National Mortgage Assoc. (Class 1)
  4.69%                                                          11/01/34                         13,051           9,503 (c,d)
Federal National Mortgage Assoc. (Class S)
  2.28%                                                          02/25/31                          6,733             304 (e,g)
Federal National Mortgage Assoc. REMIC
  4.50%                                                          11/25/13                          7,578             344 (e)
  5.00%                                                          10/25/22                          2,982             490 (e)
  5.50%                                                          08/25/33                         11,138           2,596 (e)
  6.01%                                                          03/25/31                          6,791           6,499 (g)
Federal National Mortgage Assoc. REMIC (Class B)
  5.92%                                                          12/25/22                            342             276 (c,d)
Federal National Mortgage Assoc. REMIC (Class J) **
  1080.91%                                                       03/25/22                              -               5 (e)
Federal National Mortgage Assoc. REMIC (Class K) **
  1008.00%                                                       05/25/22                              -              15 (e)
Federal National Mortgage Assoc. STRIPS (Class 2)
  7.50%                                                          11/01/23                          1,366             330 (e)
  8.00%                                                          08/01/23 - 07/01/24                 666             153 (e)
  8.50%                                                          03/01/17 - 07/25/22               1,143             267 (e)
  9.00%                                                          05/25/22                            346              96 (e)
Government National Mortgage Assoc.
  5.00%                                                          02/16/34                          3,345           3,055 (f)
Vendee Mortgage Trust
  21.54%                                                         05/15/33                         20,721             544 (c,e,g)
                                                                                                                 147,032

ASSET BACKED - 4.6%
Accredited Mortgage Loan Trust (Class A)
  5.12%                                                          07/25/34                          1,879           1,884 (f,g)
AESOP Funding II LLC
  4.90%                                                          04/20/08                          2,600           2,603 (a,f,g)
AESOP Funding II LLC (Class A)
  4.90%                                                          04/20/10                          3,000           3,005 (a,f,g)
Bank One Issuance Trust
  3.59%                                                          05/17/10                          1,080           1,056
Bear Stearns Asset Backed Securities Inc. (Class A)
  5.19%                                                          01/25/34                            708             710 (f,g)
BMW Vehicle Owner Trust (Class B)
  2.93%                                                          03/25/09                          2,500           2,481
Capital One Auto Finance Trust (Class A)
  4.85%                                                          03/15/11                          4,000           4,001 (g)
Capital One Master Trust (Class C)
  6.70%                                                          06/15/11                          2,344           2,408 (a,f)
Capital One Prime Auto Receivables Trust (Class A)
  4.83%                                                          09/17/07                            198             198 (g)
Carmax Auto Owner Trust
  4.35%                                                          03/15/10                          3,032           2,974
Centex Home Equity Co. LLC
  4.99%                                                          01/25/25                            257             257 (f,g)
Chase Credit Card Master Trust (Class A)
  4.86%                                                          07/15/10                          5,000           5,010 (g)
Chase Funding Mortgage Loan Asset-Backed Certificates
  5.75%                                                          05/25/32                            429             414 (f)
Citibank Credit Card Issuance Trust
  4.45%                                                          04/07/10                          3,078           3,019
  4.85%                                                          06/25/09                          5,000           5,013 (g)
  5.00%                                                          03/20/09                          4,000           4,002 (g)
CNH Equipment Trust
  4.82%                                                          07/15/08                            131             131 (a,f,g)
Countrywide Asset-Backed Certificates
  5.34%                                                          02/25/35                         15,000          15,084 (f,g)
Countrywide Asset-Backed Certificates (Class A)
  5.09%                                                          05/25/36                          1,569           1,571 (f,g)
  5.10%                                                          08/25/32                            394             394 (f,g)
  5.15%                                                          04/25/32                            223             223 (f,g)
  5.19%                                                          08/25/34                            495             495 (f,g)
First Franklin Mtg Loan Asset Backed Certificates
  5.00%                                                          12/31/49                          5,000           5,000 (f,g)
  5.10%                                                          01/25/35                          2,863           2,867 (f,g)
  5.12%                                                          01/25/35                          2,102           2,106 (f,g)
First Franklin Mtg Loan Asset Backed Certificates (Class A)
  5.10%                                                          06/25/34                            621             623 (f,g)
First Horizon Asset Back Trust (Class A)
  5.04%                                                          02/25/34                          1,505           1,506 (f,g)
First National Master Note Trust (Class A)
  4.86%                                                          04/15/09                          5,000           5,004 (g)
GMAC Mortgage Corp. Loan Trust (Class A)
  4.92%                                                          06/25/34                          5,500           5,500 (f,g)
GSAA Trust
  5.22%                                                          05/25/34                          1,233           1,236 (f,g)
Honda Auto Receivables Owner Trust (Class A)
  4.15%                                                          10/15/10                          2,798           2,736
Household Automotive Trust (Class A)
  5.05%                                                          07/17/09                          4,621           4,623 (g)
Long Beach Mortgage Loan Trust
  5.28%                                                          11/26/32                            785             787 (f,g)
Mid-State Trust
  7.54%                                                          07/01/35                          1,081           1,114 (f)
Peco Energy Transition Trust
  6.52%                                                          12/31/10                          2,219           2,322 (f)
Residential Asset Mortgage Products, Inc.
  5.06%                                                          03/25/34                          1,003           1,004 (f,g)
Residential Asset Securities Corp.
  5.07%                                                          07/25/32                          1,255           1,256 (f,g)
Residential Asset Securities Corp. (Class A)
  4.16%                                                          07/25/30                          2,093           2,063 (f,g)
  5.11%                                                          06/25/33                          2,241           2,243 (f,g)
  5.14%                                                          11/25/33                          2,855           2,861 (f,g)
SLM Student Loan Trust (Class A)
  4.54%                                                          06/15/18                          1,728           1,729 (f,g)
Structured Asset Investment Loan Trust
  5.05%                                                          02/25/35                          8,715           8,723 (a,f,g)
Volkswagen Auto Lease Trust (Class A)
  3.94%                                                          10/20/10                          1,727           1,695
Wells Fargo Home Equity Trust
  3.97%                                                          09/25/24                          1,332           1,301 (f,g)
                                                                                                                 115,232

CORPORATE NOTES - 24.0%
Abbey National PLC
  7.95%                                                          10/26/29                          3,205           3,907 (f)
AES Corp.
  8.75%                                                          06/15/08                          5,630           5,869 (f)
AIG SunAmerica Global Financing VII
  5.85%                                                          08/01/08                          3,330           3,366 (a,f)
Air Jamaica Ltd.
  9.38%                                                          07/08/15                          5,570           5,737 (a,f)
Allegiance Corp.
  7.00%                                                          10/15/26                          2,100           2,213 (f)
Allied Waste North America
  7.25%                                                          03/15/15                          6,850           6,987 (f)
Allstate Life Global Funding Trusts
  3.85%                                                          01/25/08                          3,740           3,644 (f)
Alltel Corp.
  4.66%                                                          05/17/07                          4,360           4,331 (f)
Altria Group, Inc.
  7.20%                                                          02/01/07                          2,675           2,702
American Electric Power Company, Inc.
  4.71%                                                          08/16/07                          2,845           2,818 (f,i)
American Electric Power Company, Inc. (Series D)
  5.25%                                                          06/01/15                          2,155           2,064 (f)
American General Corp.
  7.50%                                                          08/11/10                          1,855           1,991 (f)
Appalachian Power Co. (Series G)
  3.60%                                                          05/15/08                          1,630           1,571 (f)
Appalachian Power Co. (Series K)
  5.00%                                                          06/01/17                          2,135           1,971 (f)
Archer-Daniels-Midland Company
  7.00%                                                          02/01/31                          2,130           2,378 (f)
Assurant, Inc.
  6.75%                                                          02/15/34                          3,025           3,140 (f)
AT&T, Inc.
  4.13%                                                          09/15/09                          4,255           4,069
  5.63%                                                          06/15/16                          4,985           4,846
  5.88%                                                          08/15/12                          2,130           2,141
BAC CAP TRUST V
  5.63%                                                          03/08/35                          3,200           2,965 (f)
Banco BMG S.A.
  9.15%                                                          01/15/16                          2,165           2,219 (a,f)
Banco Mercantil del Norte S.A.
  5.88%                                                          02/17/14                          4,400           4,400 (a,f,g)
Banco Santander Chile
  5.38%                                                          12/09/14                          3,465           3,342 (a,f)
Bavaria S.A.
  8.88%                                                          11/01/10                          1,685           1,828
  8.88%                                                          11/01/10                          2,245           2,425 (a,f)
BellSouth Corp.
  6.55%                                                          06/15/34                          3,035           3,030 (f)
BNP US Funding LLC (Series A)
  7.74%                                                          12/31/49                          1,710           1,768 (a,f,g)
BNSF Funding Trust I
  6.61%                                                          12/15/55                          2,555           2,504 (f,g)
Boyd Gaming Corp.
  7.13%                                                          02/01/16                          3,310           3,356 (f)
BRE Properties Inc. (REIT)
  5.95%                                                          03/15/07                          3,850           3,850 (f)
British Aerospace Finance, Inc.
  7.50%                                                          07/01/27                          2,065           2,300 (a,f)
Burlington Northern Santa Fe Corp.
  8.13%                                                          04/15/20                          4,840           5,868 (f)
Campbell Soup Co.
  5.50%                                                          03/15/07                          2,725           2,727 (f)
Capital One Bank
  6.50%                                                          06/13/13                          1,325           1,376 (f)
Capital One Financial Corp.
  8.75%                                                          02/01/07                          3,200           3,286 (f)
Carolina Power & Light Co.
  5.15%                                                          04/01/15                          1,500           1,442 (f)
  5.70%                                                          04/01/35                            815             765 (f)
  6.13%                                                          09/15/33                          3,090           3,087 (f)
Chesapeake Energy Corp.
  7.75%                                                          01/15/15                          6,195           6,474 (f)
Clear Channel Communications, Inc.
  4.63%                                                          01/15/08                          3,355           3,293 (f)
Comcast Cable Communications Holdings, Inc.
  9.46%                                                          11/15/22                          3,730           4,684 (f)
Consolidated Edison Company of New York
  5.63%                                                          07/01/12                          4,075           4,101 (f)
Consolidated Natural Gas Co.
  5.38%                                                          11/01/06                          4,315           4,314 (f)
Consumers Energy Co.
  5.15%                                                          02/15/17                          2,060           1,913 (f)
  5.80%                                                          09/15/35                          2,130           1,972 (f)
Corp Interamericana de Entretenimiento S.A.
  8.88%                                                          06/14/15                          2,805           2,777 (a,f)
Cosan S.A. Industria e Comercio
  8.25%                                                          02/28/49                          2,690           2,596 (a)
Countrywide Home Loans, Inc.
  5.63%                                                          05/15/07                          2,035           2,040 (f)
COX Communications, Inc.
  5.45%                                                          12/15/14                          3,235           3,064 (f)
Crown Americas LLC and Crown Americas Capital Corp.
  7.75%                                                          11/15/15                          8,460           8,777 (a,f)
CSX Transportation, Inc.
  9.75%                                                          06/15/20                          1,365           1,817 (f)
DaimlerChrysler NA Holding Corp.
  4.05%                                                          06/04/08                          2,000           1,937 (f)
  4.75%                                                          01/15/08                          2,000           1,971 (f)
  5.88%                                                          03/15/11                          3,165           3,154 (f)
  6.50%                                                          11/15/13                            645             655 (f)
DBS Bank Ltd.
  5.00%                                                          11/15/19                          3,820           3,592 (a,f,g)
Desarrolladora Homex S.A. de C.V.
  7.50%                                                          09/28/15                          2,250           2,183 (f)
Detroit Edison Co. (Series B)
  5.45%                                                          02/15/35                          3,470           3,121 (f)
Deutsche Bank Capital Funding Trust VII
  5.63%                                                          01/19/49                          1,380           1,323 (a,f,g)
DirecTV Holdings LLC
  6.38%                                                          06/15/15                          6,300           6,221 (f)
Dominion Resources Inc. (Series B)
  4.13%                                                          02/15/08                          3,330           3,249 (f)
Dominion Resources Inc. (Series G)
  3.66%                                                          11/15/06                          3,195           3,162 (f,i)
Dominion Resources, Inc.
  5.69%                                                          05/15/08                          3,165           3,171 (f,i)
Duke Capital LLC
  4.30%                                                          05/18/06                          2,180           2,179 (f)
  4.33%                                                          11/16/06                          3,645           3,624 (f)
  5.67%                                                          08/15/14                          2,050           2,021 (f)
Echostar DBS Corp.
  5.75%                                                          10/01/08                          3,120           3,089 (f)
  7.13%                                                          02/01/16                          6,000           5,903 (a,f)
El Paso Electric Co.
  6.00%                                                          05/15/35                          3,210           3,000 (f)
Enterprise Products Operating LP
  4.00%                                                          10/15/07                          7,255           7,098 (f)
EOP Operating LP
  7.00%                                                          07/15/11                          4,240           4,458 (f)
EOP Operating LP (REIT)
  7.75%                                                          11/15/07                          2,845           2,941 (f)
FirstEnergy Corp. (Series B)
  6.45%                                                          11/15/11                          2,980           3,084 (f)
FPL Group Capital, Inc. (Series B)
  5.55%                                                          02/16/08                          3,630           3,636 (f)
General Mills, Inc.
  3.88%                                                          11/30/07                          2,035           1,986 (f)
Georgia Power Co.
  4.88%                                                          07/15/07                          3,565           3,544 (f)
Gerdau S.A.
  8.88%                                                          12/31/49                          2,240           2,352 (a,f)
Goodrich Corp.
  7.10%                                                          11/15/27                          2,380           2,544 (f)
Greater Bay Bancorp
  5.25%                                                          03/31/08                          3,785           3,759 (f)
Grupo Televisa S.A.
  6.63%                                                          03/18/25                          3,260           3,216 (f)
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
  9.38%                                                          05/01/12                          1,740           1,914
GS Caltex Corp.
  5.50%                                                          10/15/15                          3,245           3,137 (a,f)
GTE Corp.
  6.94%                                                          04/15/28                          4,600           4,634 (f)
  7.51%                                                          04/01/09                          2,125           2,231 (f)
Halliburton Co.
  8.75%                                                          02/15/21                          1,945           2,466 (f)
Hopson Development Holdings Ltd.
  8.13%                                                          11/09/12                          2,750           2,839 (a,f)
HSBC Bank USA NA
  3.88%                                                          09/15/09                          6,695           6,382 (f)
HSBC Capital Funding LP
  4.61%                                                          12/29/49                          3,400           3,122 (a,f,g)
HSBC Capital Funding LP (Series 1)
  9.55%                                                          12/31/49                          3,380           3,859 (a,f,g)
HSBC Finance Corp.
  6.50%                                                          11/15/08                          3,396           3,491 (f)
IBM Canada Credit Services Company
  3.75%                                                          11/30/07                          1,790           1,743 (a,f)
ILFC E-Capital Trust I
  5.90%                                                          12/21/65                          7,535           7,313 (a,f,g)
ING Capital Funding TR III
  8.44%                                                          12/29/49                          2,765           3,074 (g)
ING Groep N.V.
  5.78%                                                          12/29/49                          2,130           2,067 (f,g)
International Business Machines Corp.
  3.80%                                                          02/01/08                          2,140           2,089 (f)
iStar Financial, Inc.
  4.88%                                                          01/15/09                          1,070           1,050 (f)
  7.00%                                                          03/15/08                          2,040           2,092 (f)
Kansas Gas & Electric
  5.65%                                                          03/29/21                          1,705           1,647 (f)
Kimco Realty Corp. (REIT)
  4.82%                                                          06/01/14                          2,135           1,998 (f)
Kinder Morgan Energy Partners LP
  5.13%                                                          11/15/14                          2,540           2,404 (f)
Kinder Morgan, Inc.
  6.50%                                                          09/01/12                          2,795           2,890 (f)
Kraft Foods, Inc.
  5.25%                                                          06/01/07                          2,310           2,305 (f)
L-3 Communications Corp.
  6.38%                                                          10/15/15                          3,380           3,329
Laboratory Corp of America Holdings
  5.63%                                                          12/15/15                          2,125           2,075
Loma Negra Compania Industrial Agrentina S.A.
  7.25%                                                          03/15/13                          1,650           1,625 (a)
Lyondell Chemical Co. (Series A)
  9.63%                                                          05/01/07                          5,630           5,813
MacDermid, Inc.
  9.13%                                                          07/15/11                          8,450           8,915
Marsh & McLennan Companies, Inc.
  5.15%                                                          09/15/10                          3,200           3,133
Meritage Homes Corp.
  6.25%                                                          03/15/15                          9,455           8,368 (f)
MGM Mirage
  5.88%                                                          02/27/14                          9,725           9,166 (f)
Midamerican Energy Holdings Co.
  3.50%                                                          05/15/08                          3,160           3,038
  6.13%                                                          04/01/36                          2,165           2,128 (a)
Mohegan Tribal Gaming Authority
  8.00%                                                          04/01/12                          5,645           5,913
Morgan Stanley (Series F)
  4.73%                                                          01/18/08                          9,000           9,013 (g)
Motorola, Inc.
  4.61%                                                          11/16/07                          3,340           3,303
MUFG Capital Finance 1 Ltd.
  6.35%                                                          07/29/49                          2,070           2,058 (g)
National Power Corp.
  9.02%                                                          08/23/11                          2,110           2,324 (a,g)
NB Capital Trust IV
  8.25%                                                          04/15/27                          4,160           4,415
Nelnet, Inc.
  5.13%                                                          06/01/10                          2,800           2,697 (f)
New Cingular Wireless Services Inc.
  8.75%                                                          03/01/31                          3,600           4,554 (f)
News America, Inc.
  7.25%                                                          05/18/18                          1,915           2,067
Nextel Communications Inc. (Series E)
  6.88%                                                          10/31/13                          5,340           5,544
Nordea Bank AB
  5.42%                                                          12/29/49                          1,860           1,776 (a,g)
Norfolk Southern Corp.
  6.00%                                                          04/30/08                            475             481
Norfolk Southern Railway Co.
  9.75%                                                          06/15/20                          2,360           3,167
Northeast Utilities (Series B)
  3.30%                                                          06/01/08                          2,105           2,007
Northrop Grumman Corp.
  4.08%                                                          11/16/06                          5,245           5,208
NorthWestern Corp.
  5.88%                                                          11/01/14                          2,190           2,157
Ocean Energy, Inc.
  4.38%                                                          10/01/07                          1,410           1,388
Ohio Power Co. (Series E)
  6.60%                                                          02/15/33                          1,120           1,166
Owens Brockway Glass Container Inc.
  6.75%                                                          12/01/14                          2,955           2,889
Pacific Gas & Electric Co.
  6.05%                                                          03/01/34                          1,630           1,595
PanAmSat Corp.
  9.00%                                                          08/15/14                          6,305           6,636
Pemex Finance Ltd.
  9.03%                                                          02/15/11                          5,490           5,916
  9.69%                                                          08/15/09                          4,630           4,942 (f)
Pemex Project Funding Master Trust
  6.13%                                                          08/15/08                          3,145           3,174
  7.38%                                                          12/15/14                          2,020           2,159 (h)
Pepco Holdings, Inc.
  5.45%                                                          06/01/10                          3,250           3,246 (g)
  5.50%                                                          08/15/07                          3,385           3,387
Potomac Edison Company
  5.35%                                                          11/15/14                          1,520           1,481
Procter & Gamble - Esop (Series A)
  9.36%                                                          01/01/21                          4,800           5,947
Prudential Financial, Inc.
  5.04%                                                          06/13/08                          5,000           5,007 (g)
  5.90%                                                          03/17/36                          2,215           2,153
Puget Energy, Inc.
  3.36%                                                          06/01/08                          2,120           2,031
  5.48%                                                          06/01/35                          2,135           1,942
Quest Diagnostics Inc.
  6.75%                                                          07/12/06                          2,205           2,213
Qwest Corp.
  7.63%                                                          06/15/15                          8,400           8,988
Rabobank Capital Funding II
  5.26%                                                          12/31/49                          4,670           4,489 (a,g)
Rabobank Capital Funding Trust
  5.25%                                                          12/29/49                          2,130           2,013 (a,g)
RBS Capital Trust I
  4.71%                                                          12/29/49                          2,130           1,971 (g)
  5.51%                                                          09/29/49                          3,175           3,060 (g)
Reckson Operating Partnership LP (REIT)
  5.88%                                                          08/15/14                          2,280           2,251
Residential Capital Corp.
  6.13%                                                          11/21/08                          8,450           8,454
Rogers Cable Inc.
  5.50%                                                          03/15/14                          5,220           4,946
Simon Property Group LP (REIT)
  4.60%                                                          06/15/10                          2,165           2,088
  4.88%                                                          08/15/10                          3,870           3,760
Sprint Capital Corp.
  6.00%                                                          01/15/07                          5,330           5,355
  8.75%                                                          03/15/32                          7,015           8,760 (f)
Standard Chartered Bank Hong Kong Ltd.
  4.38%                                                          12/03/14                          2,010           1,929 (g)
Stewart Enterprises, Inc.
  7.75%                                                          02/15/13                          6,860           6,586 (a,f)
Telefonos de Mexico S.A. de C.V.
  4.50%                                                          11/19/08                          1,225           1,191
  8.75%                                                          01/31/16                         29,000           2,561
TELUS Corp.
  7.50%                                                          06/01/07                          4,015           4,106
Tesoro Corp.
  6.25%                                                          11/01/12                          1,625           1,597 (a)
The Kroger Company
  6.80%                                                          12/15/18                          2,085           2,165 (f)
Thomson Corp.
  5.50%                                                          08/15/35                          2,125           1,911
Time Warner Entertainment Co. LP
  8.38%                                                          07/15/33                          3,030           3,491
TXU Electric Delivery Co.
  5.00%                                                          09/01/07                          2,180           2,165
  6.38%                                                          05/01/12                            875             899
Tyson Foods, Inc.
  7.25%                                                          10/01/06                             95              96
United Overseas Bank Ltd.
  4.50%                                                          07/02/13                          4,325           4,015 (a)
United Utilities PLC
  6.45%                                                          04/01/08                          2,215           2,255
Valero Energy Corp.
  3.50%                                                          04/01/09                          3,465           3,276
Verizon
  6.50%                                                          09/15/11                          2,140           2,176
Verizon Pennsylvania Inc.
  8.75%                                                          08/15/31                          2,125           2,478 (f)
Viacom, Inc.
  5.63%                                                          05/01/07                          2,325           2,326
VTB Capital SA for Vneshtorgbank
  5.68%                                                          09/21/07                          4,320           4,338 (a,g)
Wells Fargo & Co.
  5.25%                                                          12/01/07                            805             804
Westar Energy, Inc.
  5.15%                                                          01/01/17                          1,450           1,361
  7.13%                                                          08/01/09                          1,160           1,192
Westfield Capital Corporation Limited
  4.38%                                                          11/15/10                          3,100           2,949 (a)
Weyerhaeuser Co.
  6.13%                                                          03/15/07                            583             587
Wisconsin Electric Power
  3.50%                                                          12/01/07                          2,565           2,488
                                                                                                                 599,648

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 9.2%
Banc of America Funding Corp.
  5.39%                                                          02/20/36                          4,844           4,682 (f,g)
  5.76%                                                          03/20/36                          1,760           1,727 (f,g)
  5.89%                                                          02/20/36                          2,994           2,957 (f,g)
Banc of America Mortgage Securities (Class B)
  5.33%                                                          10/25/35                          1,234           1,156 (f,g)
  5.40%                                                          01/25/36                          1,849           1,784 (f,g)
  5.58%                                                          02/25/36                          1,399           1,364 (f,g)
Bank of America Alternative Loan Trust
  6.50%                                                          07/25/35                          2,859           2,879 (f)
Bear Stearns Commercial Mortgage Securities
  5.58%                                                          03/11/39                          1,472           1,476 (g)
  6.02%                                                          02/14/31                          3,657           3,710 (f)
CalSTRS Trust
  4.13%                                                          11/20/12                          5,926           5,817 (a,f)
Countrywide Home Loan Mortgage Pass Through Trust (Class M)
  5.50%                                                          12/25/35                          1,672           1,585 (f)
Credit Suisse Mortgage Capital Certificates (Class C)
  5.65%                                                          02/25/36                          1,003             955 (f,g)
CS First Boston Mortgage Securities Corp.
  1.54%                                                          03/15/35                         73,482           3,278 (a,f,g)
  5.33%                                                          10/25/35                          1,673           1,561 (f,g)
  5.48%                                                          07/15/37                         56,634           1,660 (a,c,f,g)
DLJ Commercial Mortgage Corp.
  6.24%                                                          11/12/31                          7,703           7,845 (f)
First Union-Lehman Brothers-Bank of America
  6.56%                                                          11/18/35                          3,347           3,409 (f)
GMAC Commercial Mortgage Securities, Inc.
  6.42%                                                          05/15/35                          5,297           5,401 (f)
  6.47%                                                          04/15/34                          2,000           2,080 (f)
GMAC Commercial Mortgage Securities, Inc. (Class X)
  5.48%                                                          12/10/41                         90,868           2,309 (c,f,g)
Greenwich Capital Commercial Funding Corp.
  5.12%                                                          04/10/37                          4,200           4,155 (f)
Homeside Mortgage Securities Trust (Class A)
  4.79%                                                          01/20/27                          1,064           1,064 (f,g)
Impac CMB Trust
  5.08%                                                          04/25/35                          4,814           4,820 (f,g)
Impac CMB Trust (Class 1)
  5.18%                                                          10/25/34                          6,123           6,123 (f,g)
Impac CMB Trust (Class A)
  5.20%                                                          12/25/33                          1,679           1,680 (f,g)
Indymac INDA Mortgage Loan Trust
  5.16%                                                          01/25/36                            475             435 (f,g)
Indymac INDA Mortgage Loan Trust (Class B)
  5.16%                                                          01/25/36                            956             929 (f,g)
Indymac Index Mortgage Loan Trust
  5.42%                                                          06/25/35                          2,802           2,682 (f,g)
JP Morgan Mortgage Trust
  5.41%                                                          11/25/35                          5,706           5,575 (f,g)
JPMorgan Chase Commercial Mortgage Securities Corp.
  1.16%                                                          01/12/39                         45,323           1,865 (a,f,g)
  6.47%                                                          11/15/35                          5,391           5,636 (f)
LB-UBS Commercial Mortgage Trust
  4.06%                                                          09/15/27                          6,696           6,456 (f,g)
  4.51%                                                          12/15/29                          3,039           2,906 (f)
  4.53%                                                          01/15/36                         23,466           1,624 (a,c,f)
  5.15%                                                          03/15/34                         11,298             192 (a,c,f,g)
  5.38%                                                          01/18/12                         76,496           2,427 (c,f,g)
  6.06%                                                          10/15/35                         23,784           1,048 (a,c,g)
  6.23%                                                          03/15/26                          3,000           3,067 (f)
  6.24%                                                          01/15/36                         29,233             786 (a,c,f,g)
  7.27%                                                          02/15/40                         52,918           1,127 (a,c,f,g)
  7.62%                                                          03/15/36                         88,144           2,525 (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
  6.13%                                                          12/15/30                          1,777           1,835 (f)
  6.65%                                                          11/15/27                          8,377           8,820 (f)
LB-UBS Commercial Mortgage Trust (Class B)
  6.65%                                                          07/14/16                            750             789 (a,f)
LB-UBS Commercial Mortgage Trust (Class X)
  7.50%                                                          12/15/39                         53,750             951 (a,c,f,g)
Lehman Brothers Floating Rate Commercial Mortgage Trust
  5.01%                                                          10/15/17                          7,000           7,003 (a,f,g)
  5.06%                                                          10/15/17                          4,000           4,004 (a,f,g)
Master Alternative Loans Trust
  5.00%                                                          08/25/18                          2,791             373 (e,f)
  6.50%                                                          08/25/34 - 05/25/35              11,563          11,657 (f)
Master Alternative Loans Trust (Class 3)
  6.50%                                                          01/25/35                          3,073           3,135 (f)
MLCC Mortgage Investors, Inc.
  5.40%                                                          02/25/36                          1,505           1,402 (g)
Morgan Stanley Capital I
  7.11%                                                          04/15/33                          1,020           1,069 (f)
Morgan Stanley Dean Witter Capital I
  5.20%                                                          04/15/34                         10,049             218 (a,c,f,g)
  5.28%                                                          10/15/35                         15,754             327 (a,c,f,g)
Morgan Stanley Dean Witter Capital I (Class A)
  5.72%                                                          12/18/32                             93              93 (f)
  6.39%                                                          10/15/35                          5,000           5,219 (f)
  6.54%                                                          02/15/31                            997           1,021 (f)
Mortgage Capital Funding Inc. (Class C)
  6.73%                                                          06/18/30                          2,046           2,100
MortgageIT Trust (Class A)
  5.12%                                                          08/25/35                          6,859           6,870 (f,g)
Nomura Asset Securities Corp. (Class A)
  6.59%                                                          03/15/30                          8,377           8,562 (f)
Opteum Mortgage Acceptance Corp.
  5.12%                                                          02/25/35                          5,323           5,321 (f,g)
Puma Finance Ltd. (Class A)
  5.12%                                                          03/25/34                          2,255           2,257 (f,g)
Residential Accredit Loans, Inc.
  6.00%                                                          01/25/36                          2,597           2,480
  6.06%                                                          01/25/36                          1,040           1,034 (g)
Residential Funding Mortgage Security I
  5.75%                                                          01/25/36                          1,772           1,685
Residential Mortgage Securities
  4.79%                                                          08/10/30                          4,375           4,375 (a,f,g)
Sequoia Mortgage Trust
  5.04%                                                          06/20/34                            795             796 (f,g)
Structured Asset Securities Corp. (Class X)
  2.05%                                                          02/25/28                          9,891             513 (g)
Wachovia Bank Commercial Mortgage Trust
  5.51%                                                          03/15/45                         12,216          12,229
Washington Mutual Inc.
  5.15%                                                          01/25/45                          3,347           3,364 (f,g)
Wells Fargo Mortgage Backed Securities Trust
  5.00%                                                          11/25/20                          4,677           4,543
  5.39%                                                          08/25/35                          4,180           3,810 (g)
  5.50%                                                          01/25/36 - 03/25/36               7,144           6,690
                                                                                                                 229,302

SOVEREIGN BONDS - 1.0%
Government of  Argentina
  8.28%                                                          12/31/33                          3,006           2,953 (h)
Government of Bahamas
  6.63%                                                          05/15/33                          2,400           2,650 (a,f)
Government of Brazil
  7.13%                                                          01/20/37                          2,690           2,636
  8.88%                                                          10/14/19                          2,815           3,251 (f)
  12.50%                                                         01/05/16                          5,300           2,466
Government of Indonesia
  8.50%                                                          10/12/35                          2,750           3,066 (a,f)
Government of Mexico
  5.63%                                                          01/15/17                          3,720           3,603 (h)
Government of Philippine
  7.75%                                                          01/14/31                          2,690           2,710
Government of Uruguay
  8.00%                                                          11/18/22                          2,970           3,104
                                                                                                                  26,439

TOTAL BONDS AND NOTES                                                                                          2,317,927
 (COST $2,381,338)



                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN -
------------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED - 13.4%
AESOP Funding II LLC (Class A)
  4.90%                                                          04/20/10                       $  5,000     $     5,008 (a,g)
American Express Credit Account Master Trust (Class A)
  4.86%                                                          10/15/10                          4,000           4,009 (g)
  4.87%                                                          12/15/08                          4,250           4,251 (g)
Arran Master Trust (Class A)
  4.77%                                                          12/15/10                          3,000           3,000 (g)
Bayview Financial Acquisition Trust (Class A)
  5.27%                                                          02/28/44                          8,403           8,424 (g)
Capital Auto Receivables Asset Trust (Class A)
  4.75%                                                          03/15/07                          1,340           1,340 (g)
  4.81%                                                          04/15/08                          5,000           5,002 (g)
Chase Credit Card Master Trust (Class A)
  4.79%                                                          09/15/09                          3,000           3,001 (g)
Chase Issuance Trust
  4.76%                                                          12/15/10                         10,000          10,001 (g)
Citibank Credit Card Issuance Trust
  4.76%                                                          12/15/10                          4,500           4,501 (g)
  4.85%                                                          11/22/10                         10,000          10,014 (g)
  5.00%                                                          03/20/09                          8,000           8,003 (g)
CNH Equipment Trust
  4.82%                                                          10/15/08                          2,984           2,985 (g)
CNH Equipment Trust (Class A)
  4.91%                                                          12/15/10                          2,000           2,004 (a,g)
CNH Wholesale Master Note Trust (Class A)
  4.86%                                                          06/15/11                          2,000           1,998 (g)
Countrywide Asset-Backed Certificates
  4.78%                                                          05/25/35                         25,000          25,005 (g)
  4.84%                                                          07/25/34                          3,000           3,001 (g)
  4.91%                                                          11/25/35                          3,964           3,964 (g)
  5.25%                                                          05/25/33                             68              68 (g)
Countrywide Asset-Backed Certificates (Class 2)
  5.12%                                                          06/25/33                             67              68 (g)
Countrywide Asset-Backed Certificates (Class A)
  5.22%                                                          03/25/33                            802             804 (g)
Countrywide Home Equity Loan Trust (Class A)
  4.99%                                                          05/15/28                          5,532           5,536 (g)
Discover Card Master Trust I (Class A)
  4.77%                                                          05/15/11                          6,500           6,499 (g)
First Franklin Mortgage Loan Asset Backed Certificates
  5.08%                                                          11/25/36                          3,000           3,006 (g)
First Horizon Asset Back Trust (Class A)
  5.04%                                                          02/25/34                          1,806           1,807 (g)
Fleet Credit Card Master Trust II (Class A)
  4.89%                                                          04/15/10                          8,000           8,014 (g)
Fleet Home Equity Loan Trust (Class A)
  5.03%                                                          01/20/33                          2,993           2,996 (g)
Ford Credit Floorplan Master Owner Trust (Class A)
  4.79%                                                          07/15/09                         35,000          34,966 (g)
Fremont Home Loan Trust
  5.02%                                                          04/25/35                          8,000           8,002 (g)
GMAC Mortgage Corp. Loan Trust
  4.91%                                                          08/25/35                          4,700           4,697 (g)
Gracechurch Card Funding PLC
  4.76%                                                          06/15/10                          5,000           5,000 (g)
Gracechurch Card Funding PLC (Class A)
  4.78%                                                          02/17/09                         10,000          10,002 (g)
  4.86%                                                          03/15/10                          3,500           3,504 (g)
GSAA Trust
  5.07%                                                          01/25/36                         10,000          10,020 (g)
Hertz Vehicle Financing LLC
  4.91%                                                          05/25/08                         11,000          11,005 (a,g)
  4.96%                                                          02/25/10                          5,000           5,002 (a,g)
Indymac Residential Asset Backed Trust
  4.99%                                                          10/25/35                         20,000          20,000 (g)
Long Beach Mortgage Loan Trust
  4.94%                                                          09/25/35                          5,688           5,689 (g)
  5.09%                                                          11/25/34                          2,852           2,854 (g)
  5.10%                                                          09/25/35                          6,000           6,009 (g)
Meritage Mortgage Loan Trust
  5.09%                                                          07/25/64                          9,047           9,056 (g)
Metris Master Trust (Class A)
  4.88%                                                          03/21/11                          7,000           7,000 (g)
  4.93%                                                          10/20/10                         10,000          10,003 (g)
Option One Mortgage Loan Trust (Class A)
  5.24%                                                          02/25/33                            416             418 (g)
Providian Gateway Master Trust (Class A)
  5.05%                                                          06/15/10                          2,560           2,566 (a,g)
Residential Asset Mortgage Products, Inc.
  5.09%                                                          12/25/33                         10,000          10,019 (g)
Residential Asset Mortgage Products, Inc. (Class A)
  5.10%                                                          06/25/32                            230             230 (g)
Residential Asset Securities Corp.
  5.07%                                                          01/25/36                         12,000          12,024 (g)
Residential Asset Securities Corp. (Class A)
  5.11%                                                          06/25/33                            345             345 (g)
Residential Funding Mortgage Securities II Inc. (Class A)
  5.03%                                                          02/25/34                            445             446 (g)
Saxon Asset Securities Trust
  5.05%                                                          05/25/35                          2,703           2,704 (g)
  5.11%                                                          08/25/35                            864             865 (g)
Structured Asset Investment Loan Trust
  4.99%                                                          04/25/35                          7,000           7,002 (g)
Structured Asset Securities Corp.
  5.02%                                                          02/25/35                         10,000          10,008 (g)
Wachovia Asset Securitization Inc. (Class A)
  5.04%                                                          06/25/34                          2,615           2,617 (g)
                                                                                                                 336,362

CORPORATE NOTES - 2.1%
Countrywide Financial Corp.
  4.77%                                                          11/03/06                         10,000           9,999 (g)
  4.96%                                                          09/13/06                          9,000           8,994 (g)
Marsh & McLennan Companies Inc.
  4.72%                                                          07/13/07                          3,000           2,997 (g)
Toyota Motor Credit Corp.
  4.86%                                                          09/15/06                         20,000          20,000 (g)
VTB Capital SA for Vneshtorgbank
  5.68%                                                          09/21/07                         10,000          10,040 (a,g)
                                                                                                                  52,030

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Banc of America Large Loan
  4.87%                                                          06/15/18                          4,335           4,336 (a,g)
  4.96%                                                          03/15/22                         10,000           9,998 (a,g)
Crusade Global Trust (Class A)
  5.12%                                                          09/18/34                          2,152           2,157 (g)
Granite Master Issuer PLC
  4.85%                                                          12/20/54                          9,000           9,012 (g)
  5.01%                                                          12/20/24                         13,000          13,017 (g)
Granite Mortgages PLC (Class 1)
  4.78%                                                          01/20/43                          1,474           1,477 (g)
GSAMP Trust
  4.97%                                                          12/25/35                         12,500          12,500 (g)
Impac CMB Trust
  5.24%                                                          08/25/33                          2,390           2,391 (g)
Impac CMB Trust (Class 1)
  5.18%                                                          10/25/34                          7,407           7,407 (g)
Impac Secured Assets CMN Owner Trust
  5.21%                                                          03/25/36                          6,850           6,860 (g)
Interstar Millennium Trust (Class A)
  5.10%                                                          03/14/36                          1,474           1,477 (g)
Medallion Trust (Class A)
  4.81%                                                          08/22/36                          3,915           3,922 (g)
National RMBS Trust
  5.04%                                                          03/20/34                          2,326           2,327 (g)
Thornburg Mortgage Securities Trust (Class A)
  5.03%                                                          10/25/35                          4,185           4,181 (g)
  5.16%                                                          04/25/43                          1,285           1,286 (g)
Washington Mutual Inc.
  5.05%                                                          07/25/44                          4,652           4,682 (g)
  5.16%                                                          01/25/45                          2,779           2,782 (g)
                                                                                                                  89,812

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN                                               478,204
 (COST $478,065)
                                                                                               NUMBER OF
                                                                                               CONTRACTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS
U.S. Treasury Notes 2Yr. Futures                                                                     280     $         4

PUT OPTIONS
Euro Dollar Futures                                                                                  760              24
U.S. Treasury Notes 2Yr. Futures                                                                     280              88
                                                                                                                     111

TOTAL PURCHASED OPTIONS                                                                                              115
 (COST $193)

TOTAL INVESTMENTS IN SECURITIES                                                                                2,796,246
 (COST $2,859,596)

                                                                                              NUMBER OF
                                                                                                SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 18.6%
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 11.1%
GEI Short Term Investment Fund
4.87%                                                                                        277,335,924     $   277,336 (c,j)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 7.5%
GEI Short Term Investment Fund
4.87%                                                                                        188,350,975         188,351 (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                                     465,687
 (COST $465,687)

TOTAL INVESTMENTS                                                                                              3,261,933
 (COST $3,325,283)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (30.4)%                                                            (760,897)
                                                                                                             -----------
NET ASSETS - 100.0%                                                                                          $ 2,501,036
                                                                                                             ===========
------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The S&S Income Fund had the following long futures contracts open at March 31, 2006 (unaudited):


                                                                                                   CURRENT          UNREALIZED
                                                                                  NUMBER OF        NOTIONAL       APPRECIATION /
DESCRIPTION                                              EXPIRATION DATE          CONTRACTS         VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2 Yr. Futures                          June 2006                 260           $ 53,003        $    (86)
U.S. Treasury Notes 5 Yr. Futures                          June 2006                 870             90,861            (470)

The S&S Income Fund had the following short futures contracts open at March 31, 2006 (unaudited):


                                                                                                   CURRENT          UNREALIZED
                                                                                  NUMBER OF        NOTIONAL       APPRECIATION /
DESCRIPTION                                              EXPIRATION DATE          CONTRACTS         VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Schatz EUR                                            June 2006                 410           $ (51,829)      $     22
U.S. Treasury Notes 10 Yr. Futures                         June 2006                 170             (18,086)           (35)
                                                                                                                   --------
                                                                                                                   $   (569)
                                                                                                                   ========

Notes to Schedules of Investments (dollars in thousands) - March 31, 2006 (unaudited)
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $218,864 or 8.75% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)  Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At March 31, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at March 31, 2006.

(h)  All or a portion of the security is out on loan.

(i)  Step coupon bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.



+    Percentages are based on net assets as of March 31, 2006.

*    Less than 0.1%.

**   Par value less than $500





Abbreviations:

REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To Be Announced

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  May 30, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  May 30, 2006